PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Retirement
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
5,581,608  Voya Emerging
Markets Index Portfolio
- Class I
$ 56,430,060
3.0
5,413,020  Voya High Yield Bond
Fund - Class R6
37,241,579
2.0
17,703,420  Voya International
Index Portfolio - Class I
207,661,120
11.0
1,853,195  Voya Russell
TM
Large
Cap Value Index
Portfolio - Class I
57,689,951
3.1
12,719,145  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
153,520,081
8.1
2,633,452  Voya Russell
TM
Small
Cap Index Portfolio
- Class I
38,132,385
2.0
13,923,664  Voya Short Term Bond
Fund - Class R6
129,072,366
6.8
28,664,409  Voya U.S. Bond Index
Portfolio - Class I
259,412,897
13.7
48,316,879  Voya U.S. Stock Index
Portfolio - Class I
949,909,838
50.3
Total Mutual Funds
(Cost $1,760,637,180)
1,889,070,277
100.0
Total Investments in
Securities
(Cost $1,760,637,180) $ 1,889,070,277 100.0
Liabilities in Excess
of Other Assets (158,912) 0.0
Net Assets $ 1,888,911,365 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)
2
Voya Retirement
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Mutual Funds $ 1,889,070,277 $ — $ — $ 1,889,070,277
Total Investments, at fair value $ 1,889,070,277 $ — $ — $ 1,889,070,277
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 53,224,217 $ 4,679,742 $ (3,927,234) $ 2,453,335 $ 56,430,060 $ — $ (1,195,558) $ —
Voya High Yield Bond Fund - Class
R6
37,103,051 2,181,709 (1,840,380) (202,801) 37,241,579 635,519 47,413 —
Voya International Index Portfolio
- Class I
200,058,939 6,915,493 (9,326,422) 10,013,110 207,661,120 — 1,371,375 —
Voya Russell
TM
Large Cap Value
Index Portfolio - Class I
55,469,744 598,551 (3,075,665) 4,697,321 57,689,951 — 290,834 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
152,040,478 — (8,877,916) 10,357,519 153,520,081 — 1,750,847 —
Voya Russell
TM
Small Cap Index
Portfolio - Class I
37,842,515 341,839 (1,317,735) 1,265,766 38,132,385 — 540,919 —
Voya Short Term Bond Fund -
Class R6
125,621,217 10,626,822 (6,841,167) (334,506) 129,072,366 1,452,005 (467,256) —
Voya U.S. Bond Index Portfolio -
Class I
249,205,031 27,787,861 (15,972,945) (1,607,050) 259,412,897 2,613,856 (3,225,122) —
Voya U.S. Stock Index Portfolio -
Class I
946,695,459 — (78,993,645) 82,208,024 949,909,838 — 11,145,544 —
$ 1,857,260,651 $ 53,132,017 $ (130,173,109) $ 108,850,718 $ 1,889,070,277 $ 4,701,380 $ 10,258,996 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 177,031,203
Gross Unrealized Depreciation (48,598,106)
Net Unrealized Appreciation $ 128,433,097